EQUITY (Details 4) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Currency translation adjustment [Abstract]
Other comprehensive income (loss) before reclassifications, currency translation adjustments	$ 60	$ 212	$ (316)	$ 897
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0	(3)	0
Net other comprehensive income (loss) before tax, currency translation adjustments	60	212	(319)	897
Income tax related to items of other comprehensive income (loss), currency translation adjustments	0	0	33	0
Net other comprehensive income (loss) after tax, currency translation adjustment	60	212	(286)	897
Unrealized gain (loss) from available-for-sale securities
Other comprehensive income (loss) before reclassifications, available-for-sale-securities	74	664	438	737
Gains on marketable securities, included in financial expenses - net	1	(630)	(97)	(735)
Net other comprehensive income (loss) before tax, available-for-sale-securities	75	34	341	2
Income tax related to items of other comprehensive income (loss), available-for-sale-securities	9	(7)	8	0
Net other comprehensive income (loss) after tax, available-for-sale-securities	84	27	349	2
Unrealized gain (loss) on derivative financial instruments
Other comprehensive income (loss) before reclassifications, cash flow hedges	(6)	4	517	(104)
Loss on derivative financial instruments, included in net revenues	(5)	3	(7)	2
Net other comprehensive income (loss) before tax, cash flow hedges	(11)	7	510	(102)
Income tax related to items of other comprehensive income (loss), cash flow hedges	0	0	0	0
Net other comprehensive income (loss) after tax, cash flow hedges	(11)	7	510	(102)
Defined benefit plan items
Other comprehensive income (loss) before reclassifications, defined benefit plan	0	6	0	6
Loss on defined benefit plans, included in various statement of income items	0	(1)	0	(3)
Net other comprehensive income (loss) before tax, defined benefit plan	0	(5)	0	(3)
Income tax related to items of other comprehensive income (loss), defined benefit plan	4	0	4	2
Net other comprehensive income (loss) after tax, defined benefit plan	(4)	(5)	(4)	(1)
Other comprehensive income (loss) before reclassifications	128	886	639	1,536
Reclassification From Accumulated Other Comprehensive Income Current Period Before Tax
Amounts reclassified from accumulated other comprehensive loss before tax, currency translation adjustments	0	0	(3)	0
Gains on marketable securities, included in financial expenses - net	1	(630)	(97)	(735)
Loss on derivative financial instruments, included in net revenues	(5)	3	(7)	2
Loss on defined benefit plans, included in various statement of income items	0	(1)	0	(3)
Amounts reclassified from accumulated other comprehensive loss before tax	(4)	(628)	(107)	(736)
Net other comprehensive income (loss) before tax	124	258	532	800
Income tax related to items of other comprehensive income (loss)	5	(7)	37	(2)
Net other comprehensive income (loss) after tax	$ 129	$ 251	$ 569	$ 798